Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2013
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and Other Current Assets

9. PREPAID AND OTHER CURRENT ASSETS

	As of December 31, (in thousands)
	2012	2013
Refundable corporate income tax	$—	$20,835
Accrued interest income	2,013	10,589
Prepayment for Sohu services	10,101	10,104
Rental deposits	2,307	4,305
Employee advance	1,252	3,430
Restricted cash	795	2,149
VAT refund receivables	2,355	2,118
Capitalized transaction cost	1,670	—
Deferred tax assets	2,229	4,743
Others	6,323	6,184

Total	$29,045	$64,457